SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	May 05, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 05, 2023
Subsequent Event [Line Items]
Aggregate net proceeds		$ 15,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount				$ 100
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued	98,500
Aggregate net proceeds	$ 671
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Promissory note				$ 1,000